PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 5,659	$ 4,634
Hedging transaction asset	0	3,546
Prepaid expenses	13,548	16,678
Other current assets	9,312	8,019
Prepaid expenses and other current assets	$ 28,519	$ 32,877